First Sentier American Listed Infrastructure Fund

Schedule of Investments
at July 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS: 78.59%
	Electric Utilities - 36.13%
2,273	Alliant Energy Corp.	$133,039
1,748	Duke Energy Corp.	183,732
2,700	Emera, Inc.^	125,932
1,803	Evergy, Inc.	117,592
2,001	Eversource Energy	172,626
2,548	Exelon Corp.	119,246
3,953	FirstEnergy Corp.	151,479
5,946	NextEra Energy, Inc.	463,193
2,319	OGE Energy Corp.	78,266
1,460	Pinnacle West Capital Corp.	121,983
591	Southern Co.	37,747
2,869	Xcel Energy, Inc.	195,809
		1,900,644

	Environmental & Facilities Services - 1.82%
811	Republic Services, Inc.	95,990

	Gas Utilities - 1.77%
945	Atmos Energy Corp.	93,168

	Multi-Utilities - 9.12%
922	Avista Corp.	39,489
3,581	CenterPoint Energy, Inc.	91,172
3,596	Dominion Energy, Inc.	269,233
682	DTE Energy Co.	80,012
		479,906

	Oil & Gas Storage & Transportation - 7.75%
1,202	Cheniere Energy, Inc.*	102,086
321	DT Midstream, Inc.*	13,610
11,507	Kinder Morgan, Inc.	199,992
589	ONEOK, Inc.	30,610
1,456	Targa Resources Corp.	61,312
		407,610

	Railroads - 22.00%
13,220	CSX Corp.	427,271
96	Kansas City Southern	25,709
1,497	Norfolk Southern Corp.	385,972
1,455	Union Pacific Corp.	318,296
		1,157,248
	TOTAL COMMON STOCKS (Cost $4,021,690)	4,134,566

	REITs: 19.47%
	Real Estate - 19.47%
2,081	American Tower Corp.	588,507
190	CoreSite Realty Corp.	26,260
673	Crown Castle International Corp.	129,950
336	CyrusOne, Inc.	23,947
749	SBA Communications Corp.	255,401
	TOTAL REITs (Cost $866,406)	1,024,065

	Total Investments in Securities (Cost $4,888,096): 98.06%	5,158,631
	Other Assets in Excess of Liabilities: 1.94%	101,800
	Net Assets: 100.00%	$5,260,431

	* Non-income producing security.
	^ Foreign issuer.

REIT	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier American Listed Infrastructure Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

First Sentier American Listed Infrastructure Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Energy	$407,610	$-	$-	$407,610
Industrials	1,253,238	-	-	1,253,238
Utilities	2,473,718	-	-	2,473,718
Total Common Stocks	4,134,566	-	-	4,134,566
REITs	1,024,065	-	-	1,024,065
Total Investments in Securities	$5,158,631	$-	$-	$5,158,631

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.